FINANCIAL EXPENSES, NET - Schedule of Financial Expenses, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Income and Expenses [Abstract]
Foreign currency exchange differences	$ 64	$ 0	$ 0
Interest on cash equivalents and restricted deposits	517	278	359
Operating lease income	0	195	0
Other	0	131	96
Total income	581	604	455
Bank commissions and others	48	51	38
Operating lease expenses	99	0	85
Foreign currency exchange differences	593	386	453
Total expenses	740	437	576
Total financial (expenses) Income, net	$ (159)	$ 167	$ (121)